Financial Instruments, Financial Risks and Capital Management - Summary of Current Risk Grading Framework (Detail)	12 Months Ended
Dec. 31, 2022
Performing [member] | 12-month ECL [member]
Disclosure of credit risk exposure [line items]
Basis for recognising ECL	12-month ECL
Description	The counterparty has a low risk of default and does not have any past-due amounts.
Doubtful [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Basis for recognising ECL	Lifetime ECL—not credit-impaired
Description	Amount is more than 90 days past due or there has been a significant increase in credit risk since initial recognition.
In Default [member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Basis for recognising ECL	Lifetime ECL—credit-impaired
Description	Amount is more than 120 days past due or there is evidence indicating the asset is credit-impaired.
Write-off [member]
Disclosure of credit risk exposure [line items]
Basis for recognising ECL	Amount is written off
Description	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery.